Goldman Sachs Global Infrastructure Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	114 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.10%	7.98%	7.08%
MSCI® ACWI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	12.81%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.88%	6.32%	6.09%
Performance Inception Date	Jun. 27, 2016
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.29%	4.91%	4.54%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	4.71%	4.20%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.12%	6.72%	5.92%
Performance Inception Date	Jun. 27, 2016
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.36%	7.84%	7.08%
Performance Inception Date	Jun. 27, 2016
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.47%	7.80%	6.98%
Performance Inception Date	Jun. 27, 2016
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.52%	7.88%	7.10%
Performance Inception Date	Jun. 27, 2016